Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
EQUITY

12. EQUITY

The Company previously reported that during the year ended December 31, 2019, the Company entered into service agreements with Euro-Asia Investment & Finance Corp Ltd. (a related party), Ever Adventure inv. (Formosa) Consultant Co., Ltd., New Eastern Asia (a related party), and Kimho Consultants Co., Ltd. (a related party) for the maintenance of the listing in the U.S. stock exchange market, investor relations, and business development. Pursuant to the agreements, the Company issued 644,972 shares of the Company’s common stock for the consulting service from July 2019 to July 2024 for the service fee of $4,514,800 in aggregate, and recorded as stock subscription receivable. For the three months ended March 31, 2024, stock subscription receivable recognized as stock-based compensation in equity was $225,740.

After further reviewed and investigation, above services were completely provided by December 31, 2022. Pursuant to ASC 718, the costs of services should be recognized along with the period when services are received. Therefore, the Company reversed share-based compensation expenses of $225,740 for the three months ended March 31, 2024.

On August 14, 2023, the Company entered into a cooperation agreement with Zhonghui. Pursuant thereto, the Company expect to receive 20% of the ownership of a property and the parcel of the land owned by Zhonghui in Leshan, Sichuan, China. During the third quarter of 2023, the Company issued to Zhonghui, an aggregate of 370,000 shares (post-split) of the Company’s common stock, at a per share price of $1.87, for $691,900. The Company also issued 29,600 common stock to consultants for providing consulting services on the above transaction. Please refer Note 2 for the restatement of prior period reported amounts.

On January 27, 2024, the Company granted 1,302,726 restricted shares to its employees and directors under the 2016 Equity Incentive Plan as compensation for their previous services, with an issuance date of February 2, 2024. These shares are subject to a three-year restriction period.

On February 6, 2024, the Company entered into a definitive agreement with Shuling Jiang (“Shuling”), pursuant to which Shuling shall transfer the ownership of certain land she owns located at Taoyuan City, Taiwan (the “Land”) to the Company (the “Agreement”). Shuling is a director of the Company, is married to TS Jiang, the Company’s Chief Strategic Officer and owns approximately 15.4% of the Company’s issued and outstanding shares of common stock. In consideration for the Land, the Company was to pay Shuling (i) 703,496 restricted shares of the Company’s common stock (the “Shares”) at a price of $3.50 per share and (ii) five-year warrants to purchase up to 1,000,000 shares of the Company’s common stock, with an exercise price of $2.00 per share. Under the Agreement, Shuling was to also transfer outstanding liability owed on the Land (approximately $500,000) to the Company. On May 16, 2024, the Company’s board of directors determined that it was in the best interest of the Company and its shareholders to terminate the Agreement and not proceed with the transfer of land ownership; the Company may reconsider the transaction at a later date. The shares were returned and booked as treasury stock, and the warrants were not issued.

In July 2024, the Company entered into an agreement with its landlord in California, pursuant that the Company issued 169,992 shares of common stock for the rent payable through July 2024, in total of $127,494. The Company also issued 43,458 shares on August 14, 2024 for the August 2024 rent, and 46,072 shares were issued on September 3, 2024 for the September 2024 rent. Further, we issued 64,147 shares on October 29, 2024 for October rent, 45,293 shares on November 13, 2024 for November rent, and 30,422 shares on December 26, 2024 for half month of December rent. In 2025, the Company issued 28,135 shares, 22,031 shares, and 30,488 shares for each of the half month rent from January 2025 to March 2025, respectively. On April 9, 2025, the Company entered another agreement with the landlord to settle remaining balance of each half month of February and March 2025 rent, and April 2025 rent, by issuing 120,398 of the Company’s common stock, in the value of $66,219.

Noncontrolling Interests

On March 14, 2024, AiBtl issued 1,610,700 AiBtl’s common stocks to a land acquisition transaction in Taiwan, including the 1-year business consulting fee of $383,500 incurred beginning in November 2023, and the cost of land $7,670,000. Due to certain administrative processes and restrictions, AiBtl has not acquired ownership of the land and no asset was recognized.

Yunzhiyi, a Taiwan corporation, was incorporated in August 2024, with 90% owned by BioLite Taiwan and 10% owned by Shuling Jiang, the Company’s director. This entity is set up for holding the land that AiBtl acquired in Taiwan for developing health related business in Taiwan. Due to certain administrative processes and restrictions, the title transfer has not completed, and no asset was recognized as of the issuance of this report. However, AiBtl entered a series of agreements with the sellers in March 2025, to obtain the complete rights and obligations of the land while in the process of transferring the title. These agreements are effective until the title transfer is completed. AiBtl recognized such asset on its balance sheet on March 31, 2025. Refer to Note 6 for details.

Lind Offerings and Repayments

On February 23, 2023, in connection with the issuance of the Lind Note (referring to Note 7), the Company issued Lind a 5-year term of common stock purchase warrant to purchase up to 529,167 shares (post-split) of the Company’s common stock at an initial exercise price of $10.5 per share (post-split), subject to adjustment. The warrant exercise price was reset to $3.5 in accordance with the issuance of common stock in relation to securities purchase agreement in July 2023. On May 22, 2024, the exercise price of these warrants was further reset to $0.75 along with the immediate exercise of existing warrants and issuance of the New Warrants.

During the three months ended March 31, 2024, the Company has made repayment of Lind Note with the Company’s common stock for 751,795 shares, totaling $681,000. As of December 31, 2024, the first Lind Note was fully repaid.

On November 17, 2023, in connection with the issuance of the 2nd Lind Note (referring to Note 7), Lind also received a 5-year term of common stock purchase warrants to purchase up to 1,000,000 shares of the Company’s common stock at an initial exercise price of $2 per share. The warrants were valued using the Black-Scholes model and the fair value was determined to be $480,795, which was recorded as a debt discount.

On January 17, 2024, in connection with the issuance of the 3rd Lind Note (referring to Note 7), Lind also received 5-year term of common stock purchase warrants to purchase up to 1,000,000 shares of the Company’s common stock at an initial exercise price of $2 per share.

On May 22, 2024, the Company and Lind entered into a letter agreement, pursuant to which Lind will exercise, for cash, 1,000,000 of its Pre-Existing Warrants (all of the warrants issued to Lind on February 23, 2023, November 17, 2023 and January 17, 2024 are hereinafter referred to as the “Pre-Existing Warrants”), to purchase shares of Common Stock at a reduced exercise price of $0.75 per share. Such 1,000,000 Pre-Existing Warrants exercised include 529,167 warrants issued in February 2023 and 470,833 warrants issued in November 2023. Concurrently, the exercise price of all Pre-Existing Warrants was reduced to $0.75 per share according to this agreement. Lind also received new warrants to purchase 1,000,000 shares of common stock, exercisable at any time on or after the date of its issuance and until the five-year anniversary thereof, for $1.00 per share (the “New Warrants”). The fair value of the New Warrants was determined to be $925,210 using the Black-Scholes model. The New Warrants may be exercised via cashless exercise or resale pursuant to the registration statement that was declared effective. As of December 31, 2024, Lind has exercised 1,000,000 shares of Pre-Existing Warrants and received 1,000,000 shares of New Warrants according to this agreement. All warrants issued to Lind may be exercised via cashless exercise.

During the year ended December 31, 2024, the Company issued Lind in total of 800,000 shares of the Company’s common stock as the repayment of $800,000 principal of 2nd Lind Note. According to the amended agreement pursuant to Nasdaq requirements, the conversion price is subject to $1.00 floor price if the conversion price was below such floor, resulting in effective conversion price between $0.7907 to $0.4932. The Company made additional $327,017 cash repayments, with $127,759 unpaid cash booked in Accrued Expenses and Other Current Liabilities as of December 31, 2024. On March 3, 2025 and April 1, 2025, Lind converted the remaining $400,000 ($200,000 in each conversion) principal balance on 2nd Lind Note into 400,000 shares of the Company’s common stocks. All principal balance of 2nd Lind Note was fully converted as of April 1, 2025.

On March 3, 2025 and April 1, 2025, Lind converted $400,000 ($200,000 in each conversion) principal balance on 3rd Lind Note into 400,000 shares of the Company’s common stocks, leaving outstanding principal of $600,000.

On January 5, 2025, the Company and Lind entered into a third letter agreement, pursuant to which Lind agreed to exercise for cash, 1,029,167 of the Existing Warrants to purchase shares of Common Stock, with a current exercise price of $0.75 per share, at a reduced exercise price of $0.40 per share.

Warrants issued and outstanding in connection with above Lind convertible notes as of March 31, 2025, and their activities during the three-month period ended are as follows:

	Number of Underlying Shares	Weighted- Average Exercise Price Per Share		Weighted- Average Contractual Life Remaining in Years	Aggregate Intrinsic Value
Outstanding as of January 1, 2025	2,029,167	$0.70	*	4.20	$195,542
Issued	-	-		-	-
Exercised	(1,029,167)	$0.40		-	-
Outstanding as of March 31, 2025	1,000,000	$0.40		4.14	$60,000

*	On January 5, 2025, the Company and Lind entered into a third letter agreement (the “December Letter Agreement”), pursuant to which Lind agreed to exercise for cash, 1,029,167 of the Existing Warrants to purchase shares of Common Stock, with a current exercise price of $0.75 per share, at a reduced exercise price of $0.40 per share. The weighted average exercise price per share as of December 31, 2024 was adjusted to the reduction accordingly.

12. EQUITY

The Company previously reported that during the year ended December 31, 2019, the Company entered into service agreements with Euro-Asia Investment & Finance Corp Ltd. (a related party), Ever Adventure inv. (Formosa) Consultant Co., Ltd., New Eastern Asia (a related party), and Kimho Consultants Co., Ltd. (a related party) for the maintenance of the listing in the U.S. stock exchange market, investor relations, and business development. Pursuant to the agreements, the Company issued 644,972 shares of the Company’s common stock for the consulting service from July 2019 to July 2024 for the service fee of $4,514,800 in aggregate, and recorded as stock subscription receivable. For the years ended December 31, 2024 (through June 30, 2024) and 2023, stock subscription receivable recognized as stock-based compensation in equity was $451,480 and $902,960, respectively.

After further reviewed and investigation, above services were completely provided by December 31, 2022. Pursuant to ASC 718, the costs of services should be recognized along with the period when services are received. Therefore, the Company reversed share-based compensation expenses of $451,480 and $902,960 for the years ended December 31, 2024 and 2023, respectively. The accumulated deficit as of December 31, 2022 was corrected with the Stock Subscription Receivables for $1,354,440 as a result of such adjustments.

On January 3, 2023, the Company issued 22,341 common stock (post-split) to a consultant for providing consulting services on listing to NASDAQ in 2021.

On July 27, 2023, the Company entered into that certain securities purchase agreement. relating to the offer and sale of 30,000 shares of common stock (post-split) and 20,000 pre-funded warrants (post-split), at an exercise price of $0.001 per share, in a registered direct offering. Pursuant to the Purchase Agreement, the Company agreed to sell the Shares and/or Pre-funded Warrants at a per share purchase price of $3.50, for gross proceeds of $1,750,000, before deducting any estimated offering expenses. On August 1, 2023, 200,000 pre-funded warrants were exercised.

On August 14, 2023, the Company entered into a cooperation agreement with Zhonghui. Pursuant thereto, the Company expect to receive 20% of the ownership of a property and the parcel of the land owned by Zhonghui in Leshan, Sichuan, China. During the third quarter of 2023, the Company issued to Zhonghui, an aggregate of 370,000 shares (post-split) of the Company’s common stock, at a per share price of $1.87, for $691,900. The Company also issued 29,600 common stock to consultants for providing consulting services on the above transaction. Please refer Note 2 for the restatement of prior year reported amounts.

On January 27, 2024, the Company granted 1,302,726 restricted shares to its employees and directors under the 2016 Equity Incentive Plan as compensation for their previous services, with an issuance date of February 2, 2024. These shares are subject to a three-year restriction period.

On February 6, 2024, the Company entered into a definitive agreement with Shuling Jiang (“Shuling”), pursuant to which Shuling shall transfer the ownership of certain land she owns located at Taoyuan City, Taiwan (the “Land”) to the Company (the “Agreement”). Shuling is a director of the Company, is married to TS Jiang, the Company’s Chief Strategic Officer and owns approximately 15.4% of the Company’s issued and outstanding shares of common stock. In consideration for the Land, the Company was to pay Shuling (i) 703,496 restricted shares of the Company’s common stock (the “Shares”) at a price of $3.50 per share and (ii) five-year warrants to purchase up to 1,000,000 shares of the Company’s common stock, with an exercise price of $2.00 per share. Under the Agreement, Shuling was to also transfer outstanding liability owed on the Land (approximately $500,000) to the Company. On May 16, 2024, the Company’s board of directors determined that it was in the best interest of the Company and its shareholders to terminate the Agreement and not proceed with the transfer of land ownership; the Company may reconsider the transaction at a later date. The shares were returned and booked as treasury stock, and the warrants were not issued.

On May 24, 2024, the Company issued 200,000 shares of common stock to a consultant for providing business and funding opportunities.

In June 2024, the Company entered into a stock purchase agreement with an investor, which the Company issued 41,387 shares of common stock at $0.75 per share to the investor for cash. Due to certain stock transfer processes, one of the Company’s shareholders transferred such shares to the investor on behalf of the company in July 2024; the company plans to issue the same number of shares to the transferring shareholder soon.

In July 2024, the Company entered into an agreement with its landlord in California, pursuant that the Company will make the rent payments in the Company’s common stocks. As of December 31, 2024, the Company has issued 399,384 shares with average issuance price of $0.68 per share, for the monthly rent from April 2024 and half month of December 2024, in total of $271,827. The Company subsequently issued 80,654 shares of its common stock for each of the half month rent in the first quarter of 2025.

Noncontrolling Interests

AiBtl was incorporated in January 2023 and issued 20,000,000 shares of its common stocks to the founding shareholder AiBtl Holding with the par value $0.0001, for $2,000 at the time of incorporation. Due to certain administrative process, the previous issuance was not correctly and timely recorded at AiBtl’s book which resulted in the correction of the previous reported non-controlling interest equity balance. Later in December 2023, AiBtl issued 23,000,000 shares to ABVC and 23,000,000 shares to BioLite, respectively, as a consideration for the Company’s out-licensing products, as disclosed in Note 4. At the close of the transaction, AiBtl became the Company’s 60.70% owned subsidiary included in the consolidated financial statements.

On March 14, 2024, AiBtl issued 1,610,700 AiBtl’s common stocks to a land acquisition transaction in Taiwan, including the 1-year business consulting fee of $383,500 incurred beginning in November 2023, and the cost of land $7,670,000. Due to certain administrative processes and restrictions, AiBtl has not acquired ownership of the land and no asset was recognized.

Yunzhiyi, a Taiwan corporation, was incorporated in August 2024, with 90% owned by BioLite Taiwan and 10% owned by Shuling Jiang, the Company’s director. This entity is set up for holding the land that AiBtl acquired in Taiwan for developing health related business in Taiwan. Due to certain administrative processes and restrictions, the title transfer has not completed, and no asset was recognized as of the issuance of this report. However, AiBtl entered a series of agreements with the sellers in March 2025, to obtain the complete rights and obligations of the land while in the process of transferring the title. These agreements are effective until the tile transfer is completed. AiBtl recognized such asset on its balance sheet in March 2025.

Lind Offerings and Repayments

On February 23, 2023, in connection with the issuance of the Lind Note (referring to Note 7), the Company issued Lind a 5-year term of common stock purchase warrant to purchase up to 529,167 shares (post-split) of the Company’s common stock at an initial exercise price of $10.5 per share (post-split), subject to adjustment. The warrant exercise price was reset to $3.5 in accordance with the issuance of common stock in relation to securities purchase agreement in July 2023. On May 22, 2024, the exercise price of these warrants was further reset to $0.75 along with the immediate exercise of existing warrants and issuance of the New Warrants.

During the years ended December 31, 2024 and 2023, the Company has made repayment of Lind Note with the Company’s common stock for 1,705,303 shares and 3,732,167 shares, respectively, totaling $593,714 and $1,786,686, respectively. As of December 31, 2024, the first Lind Note was fully repaid.

On November 17, 2023, in connection with the issuance of the 2nd Lind Note (referring to Note 7), Lind also received a 5-year term of common stock purchase warrants to purchase up to 1,000,000 shares of the Company’s common stock at an initial exercise price of $2 per share. The warrants were valued using the Black-Scholes model and the fair value was determined to be $480,795, which was recorded as a debt discount.

On January 17, 2024, in connection with the issuance of the 3rd Lind Note (referring to Note 7), Lind also received 5-year term of common stock purchase warrants to purchase up to 1,000,000 shares of the Company’s common stock at an initial exercise price of $2 per share.

On May 22, 2024, the Company and Lind entered into a letter agreement, pursuant to which Lind will exercise, for cash, 1,000,000 of its Pre-Existing Warrants (all of the warrants issued to Lind on February 23, 2023, November 17, 2023 and January 17, 2024 are hereinafter referred to as the “Pre-Existing Warrants”), to purchase shares of Common Stock at a reduced exercise price of $0.75 per share. Such 1,000,000 Pre-Existing Warrants exercised include 529,167 warrants issued in February 2023 and 470,833 warrants issued in November 2023. Concurrently, the exercise price of all Pre-Existing Warrants was reduced to $0.75 per share according to this agreement. Lind also received new warrants to purchase 1,000,000 shares of common stock, exercisable at any time on or after the date of its issuance and until the five-year anniversary thereof, for $1.00 per share (the “New Warrants”). The fair value of the New Warrants was determined to be $925,210 using the Black-Scholes model. The New Warrants may be exercised via cashless exercise or resale pursuant to the registration statement that was declared effective. As of December 31, 2024, Lind has exercised 1,000,000 shares of Pre-Existing Warrants and received 1,000,000 shares of New Warrants according to this agreement. All warrants issued to Lind may be exercised via cashless exercise.

During the year ended December 31, 2024, the Company issued Lind in total of 800,000 shares of the Company’s common stock as the repayment of $800,000 principal of 2nd Lind Note. According to the amended agreement pursuant to Nasdaq requirements, the conversion price is subject to $1.00 floor price if the conversion price was below such floor, resulting in effective conversion price between $0.7907 to $0.4932. The Company made additional $327,017 cash repayments, with $127,759 unpaid cash booked in Accrued Expenses and Other Current Liabilities. As of the date of this report, Lind has converted the remaining $400,000 principal balance on 2nd Lind Note into 400,000 shares of the Company’s common stocks.

Subsequent to December 31, 2024 through the date of this report, Lind has converted $400,000 of 3rd Lind Note principal balance into 400,000 the Company’s common stock, leaving outstanding principal of $600,000.

Warrants issued and outstanding in connection with above Lind convertible notes as of December 31, 2024, and their activities during the year ended are as follows:

	Number of Underlying Shares	Weighted- Average Exercise Price Per Share		Weighted- Average Contractual Life Remaining in Years	Aggregate Intrinsic Value
Outstanding as of January 1, 2024	1,529,167	$0.40		3.15	$5,542
Issued	2,000,000	$0.70		4.22	190,000
Exercised	(1,500,000)	-		-	-
Outstanding as of December 31, 2024	2,029,167	$0.70	*	4.20	$195,542

*	On January 5, 2025, the Company and Lind entered into a third letter agreement (the “December Letter Agreement”), pursuant to which Lind agreed to exercise for cash, 1,029,167 of the Existing Warrants to purchase shares of Common Stock, with a current exercise price of $0.75 per share, at a reduced exercise price of $0.40 per share. The weighted average exercise price per share as of December 31, 2024 was adjusted to the reduction accordingly.